Fair Value Measurements - Reconciliation of the Convertible Notes (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value Measurements
Beginning balance	$ 11,655
Change in fair value	2,784
Ending balance	19,264	$ 11,655
2019 Convertible Notes
Fair Value Measurements
Beginning balance	11,392
Change in fair value	2,359
Ending balance	13,751	11,392
Level 3 | Recurring
Fair Value Measurements
Beginning balance	11,655	11,478	$ 11,335
Change in fair value		177	143
Ending balance		11,655	11,478
Level 3 | Recurring | 2019 Convertible Notes
Fair Value Measurements
Beginning balance	11,392	11,219	10,807
Transfer from related party to unrelated party			270
Change in fair value		173	142
Ending balance		11,392	11,219
Level 3 | Recurring | Related Party Convertible Notes
Fair Value Measurements
Beginning balance	$ 263	259	528
Transfer from related party to unrelated party			(270)
Change in fair value		4	1
Ending balance		$ 263	$ 259